LEASE (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Rent and lease security deposits	$ 288,762	$ 285,696
Minimum [Member]
Operating lease term	2 years
Maximum [Member]
Operating lease term	15 years